Identifiable Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	4 Months Ended	12 Months Ended
	Mar. 31, 2013	Apr. 30, 2012	Dec. 31, 2012
Identifiable Intangibles [Line Items]
Total identifiable intangible assets	$ 1,986.4	$ 1,986.4
Database and credit files
Identifiable Intangibles [Line Items]
Total identifiable intangible assets	765.0	765.0
Estimated Useful Life	15 years	15 years	15 years
Technology and software
Identifiable Intangibles [Line Items]
Total identifiable intangible assets	364.6	364.6
Estimated Useful Life	7 years	7 years
Trademarks, copyrights and patents
Identifiable Intangibles [Line Items]
Total identifiable intangible assets	546.1	546.1
Estimated Useful Life	40 years	40 years	40 years
Customer relationships
Identifiable Intangibles [Line Items]
Total identifiable intangible assets	308.0	308.0
Estimated Useful Life	20 years	20 years	20 years
Other
Identifiable Intangibles [Line Items]
Total identifiable intangible assets	$ 2.7	$ 2.7
Estimated Useful Life	5 years	5 years